Segment Information	9 Months Ended
Sep. 30, 2011
Segment Reporting, Disclosure Of Other Information About Entitys Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
11.       Segment Information

The following information is the results of our operating revenue segments:

	Revenue	Costs	Margin
September 30, 2011
Segments:
Unit Sales	$-	$-	$-
License Fees	119,999	-	119,999
Metal Cutting	106,104	91,087	15,017
	$226,103	$91,087	$135,016

September 30, 2010
Segments:
Unit Sales	$1,755,000	$658,637	$1,096,363
License Fees	-	-	-
Metal Cutting	187,606	65,662	121,944
	$1,942,606	$724,299	$1,218,307